Total
Monteagle Opportunity Equity Fund
Investment Objective
The Fund’s investment objective is to seek growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Monteagle Opportunity Equity Fund - USD ($)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Monteagle Opportunity Equity Fund		Investor Class	Institutional Class
Management Fees	[1]	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		none	none
Other Expenses		0.06%	0.07%
Operating Services Fee	[2]	1.30%	0.80%
Total of All Other Expenses		1.37%	0.88%
Total Annual Fund Operating Expenses	[3]	1.61%	1.12%
[1]	Effective December 1, 2020, the Management Fee paid by the Fund to the Adviser was reduced to an annual rate of 0.25% of the Fund's average daily net assets up to $25 million and 0.50% of such assets over $25 million. The Management Fees will not exceed 0.50%.
[2]	Effective December 1, 2020, the Investor Class will pay to the Adviser an Operating Services Fee at an annual rate of 1.30% of the Fund's average daily net assets up to $25 million, 1.00% of such assets from $25 million up to $50 million, 0.95% of such assets from $50 million up to $100 million, 0.90% of such assets over $100 million. Effective December 1, 2020, the Institutional Class will pay to the Adviser an Operating Services Fee at an annual rate of 0.80% of the Fund's average daily net assets up to $25 million, 0.50% of such assets from $25 million up to $50 million, 0.45% of such assets from $50 million up to $100 million, 0.40% of such assets over $100 million.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The Fund's Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Monteagle Opportunity Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	165	511	881	1,922
Institutional Class	115	359	622	1,375

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing substantially all its assets in securities listed on a national securities exchange.

To meet its investment objective, the Fund will employ an investment strategy that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, the Fund invests more than 90% of its total assets in common stocks of companies identified by the Fund’s investment sub-adviser, G.W. Henssler & Associates, LTD (the “Sub-adviser”), based on the characteristics below. the Fund may invest in companies of any size, and the Fund typically holds its common stock investments until the fundamentals of the issuer change or other opportunities present themselves. In addition, the Fund may invest up to 20% of its total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. When selecting common stocks for the Fund, the Sub-adviser seeks companies that exhibit the following characteristics:

  undervalued assets;
  strong balance sheet characteristics and financial foundations;
  high earnings expectations; and
  quality management and potential for future growth.
  Factors deemed important by the Sub-adviser in selecting securities of such companies include, but are not limited to:
  price;
  price history; and
  price-to-earnings ratio.

The Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

Principal Investment Risks

Investors in the Fund may lose money. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The success of the Fund cannot be guaranteed. There are risks associated with investments in the types of securities in which the Fund invests. These risks include:

Market Risk. The value of stocks selected for the Fund’s portfolio or the overall stock market may decline over short or extended periods.

Business and Economic Risk. Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries, or other companies within that industry.

Management Style Risk. The ability of the Fund to meet its investment objective is directly related to the Adviser’s selection of investments for the Fund, particularly in volatile stock markets.

Value Style Investing Risk. A value stock may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the Adviser believes will increase the price of the security do not occur. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Political Risk. The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.

Investments in Small- and Mid-Sized Companies Risk. Although the Fund invests in companies of all sizes, there may be times when the Fund is substantially invested in small- and mid-sized companies. Stocks of smaller and mid-sized companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small- and mid-sized companies may be more susceptible to market downturns, and their stock prices may be more volatile.

Foreign Securities Risk. Investing in foreign securities involves risks that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Market Turbulence Resulting from COVID-19. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and/or liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Performance

You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. the Fund acquired all the assets and liabilities of The Henssler Equity Fund, a series of the Henssler Funds, (the “Predecessor Fund”) in a tax-free reorganization on May 1, 2019. In connection with this acquisition, shares of the Predecessor Fund’s Investor Class Shares and Institutional Class Shares were exchanged for Investor Class Shares and Institutional Class Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information will be available at no cost by calling (888) 263-5593 and on the Fund’s website at www.henssler.com.

Calendar Year Returns as of December 31

The Fund’s Investor Class year-to-date total return as of December 31, 2019, was 25.02%. Returns of the Investor Class shares are presented because the Institutional Class shares were not offered during all of the periods shown. The annual returns would differ only to the extent that the Institutional Class and Investor Class shares do not have the same expenses.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

Highest Return Return: 15.05% Quarter/Year: 3/31/2019

Lowest Return Return: -14.04% Quarter/Year: 12/31/2018

Average Annual Total Returns - For Period Ended December 31, 2019
Average Annual Total Returns - Monteagle Opportunity Equity Fund	1 Year	5 Years	10 Years	Since Inception
Investor Class	25.02%	6.12%	9.26%	6.41%
Investor Class | After Taxes on Distributions	22.75%	2.26%	5.22%	4.36%
Investor Class | After Taxes on Distributions and Sales	16.08%	4.05%	6.62%	4.90%
Investor Class | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.69%	13.55%	7.08%
Institutional Class	25.60%	6.63%		9.88%	[1]
Institutional Class | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.69%		13.94%	[1]
[1]	The Predecessor Funds Institutional Class shares commenced investment operations on June 15, 2011.

*The Predecessor Funds Institutional Class shares commenced investment operations on June 15, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).